Note 7 - Long-term Debt and Notes Payable	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Notes Payable

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”), and a Revolving Credit Master Promissory Note and related agreements (collectively, the “Revolver”).

Effective July 15, 2021, Northeast Bank purchased both the Virginia Real Estate Loan and the North Carolina Real Estate Loan from Pinnacle Bank (“Pinnacle”), with all terms of the real estate loans remaining the same. The real estate loans have a fixed interest rate of 3.95% and are secured by a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2021 and 2020 consists of the following:

	October 31,
	2021	2020
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,318,029 due May 1, 2024	$3,899,076	$4,119,850
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $711,773 due May 1, 2024	954,375	1,045,716
Total long-term debt	4,853,451	5,165,566
Less current installments	324,840	312,109
Long-term debt, excluding current installments	$4,528,611	$4,853,457

In fiscal year 2020, the Company obtained an unsecured Paycheck Protection Program loan (“PPP Loan”) implemented by the United States Small Business Administration (“SBA”) through Pinnacle in the amount of $4,981,400. The loan was made through the SBA as part of the PPP under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The interest rate was fixed at 1.00% per year, and the Company accrued interest totaling $60,323 on the PPP Loan during the period the PPP Loan was outstanding. Under the CARES Act and the Paycheck Protection Program Flexibility Act of 2020, all or a portion of the loan (principal and interest) would be forgiven if certain requirements were met. The Company met these requirements and applied for forgiveness of the entire balance of the loan (including accrued interest), submitting an application to Pinnacle on February 22, 2021. On July 1, 2021, the SBA forgave the entire balance of the PPP Loan (including accrued interest). As a result, the Company recognized a gain on the extinguishment of debt totaling $5,041,723 (principal amount of $4,981,400 plus accrued interest totaling $60,323) in fiscal year 2021.

The Revolver with North Mill Capital LLC (now doing business as SLR Business Credit, “SLR”) provides the Company with one or more advances in an amount up to: (a) 85% of the aggregate outstanding amount of eligible accounts (the “eligible accounts loan value”); plus (b) the lowest of (i) an amount up to 35% of the aggregate value of eligible inventory, (ii) $5,000,000, and (iii) an amount not to exceed 100% of the then outstanding eligible accounts loan value; minus (c) $1,500,000.

The maximum aggregate principal amount subject to the Revolver is $18,000,000. Interest accrues on the daily balance at the per annum rate of 1.5% above the Prime Rate in effect from time to time, but not less than 4.75% (the “Applicable Rate”). In the event of a default, interest may become 6.0% above the Applicable Rate. As of October 31, 2021, the Revolver accrued interest at the prime lending rate plus 1.5% (resulting in a 4.75% rate at October 31, 2021). The initial term of the Revolver is three years, with a termination date of July 24, 2023. After the initial term and unless otherwise terminated, the loan may be extended in one year periods subject to the agreement of SLR.

The Revolver is secured by all of the following assets: properties, rights and interests in property of the Company whether now owned or existing, or hereafter acquired or arising, and wherever located; all accounts, equipment, commercial tort claims, general intangibles, chattel paper, inventory, negotiable collateral, investment property, financial assets, letter-of-credit rights, supporting obligations, deposit accounts, money or assets of the Company, which hereafter come into the possession, custody, or control of SLR; all proceeds and products, whether tangible or intangible, of any of the foregoing, including proceeds of insurance covering any or all of the foregoing; any and all tangible or intangible property resulting from the sale, lease, license or other disposition of any of the foregoing, or any portion thereof or interest therein, and all proceeds thereof; and any other assets of the Company which may be subject to a lien in favor of SLR as security for the obligations under the Loan Agreement.

As of October 31, 2021, the Company had $3.5 million of outstanding borrowings on its Revolver and $4.4 million in available credit. As of October 31, 2020 the Company had $5.0 million of outstanding borrowings on its Revolver and $1.6 million in available credit.

The aggregate maturities of long-term debt for each of the three years subsequent to October 31, 2021 are: $324,840 in fiscal year 2022, $3,803,998 in fiscal year 2023 and $4,190,521 in fiscal year 2024.